Short-term Loans Receivable (Details) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 06, 2023	Jun. 30, 2023	Dec. 31, 2022
Short-term Loans Receivable (Details) [Line Items]
Notes receivable			$ 8,564,000
ReReceived repayment amount			1,499,000
Interest amount			$ 51,000
Accrued interest rate, percentage			12.00%
Loans receivable			$ 7,126,000
Interest income earned			500,759
Purchase price of system software	$ 7,850,000
Accrued interest	$ 7,766,000
Loan receivable			$ 7,126,021
Assets purchase		7,766,000
Loan Agreement [Member]
Short-term Loans Receivable (Details) [Line Items]
Loan receivable		$ 0